Branch Acquisition	12 Months Ended
Dec. 31, 2011
Branch Acquisition [Abstract]
Branch Acquisition

NOTE 3 - BRANCH ACQUISITION

On August 31, 2011, the Bank entered into an agreement to purchase four branch offices of The Home Savings and Loan ("HSL") Company of Youngstown, Ohio, located in Fremont, Clyde, and Tiffin, Ohio. Under the terms of the agreement, the Bank assumed all related deposits and purchased the related branch premises and certain loans. The transaction was completed on December 16, 2011, with assets acquired and deposits assumed being recorded at their estimated fair values as follows:

(Dollars in thousands)

Cash	$83,496
Loans	21,502
Bank premises and equipment	1,801
Goodwill	4,245
Core deposit intangible asset	1,269
Other assets	71

Total assets acquired	$112,384

Deposits assumed	$111,072
Other liability – payable to seller	1,312

Total liabilities assumed	$112,384

The payable to seller represents the changes in the amounts of certain assets acquired and liabilities assumed between the final settlement date and December 16, 2011, the actual closing (transfer) date. Under the terms of the agreement, a final closing statement was prepared within 30 days and returned on January 15, 2012, and the Bank will make final payment to the seller based on the final closing statement.

On December 16, 2011, the contractual balance of loans transferred was $21,697,000, and the contractual balance of deposits transferred was $109,970,000. Loans acquired include residential real estate and consumer loans secured by real estate and personal property that management determined to be risk graded as a pass rated loan as defined in Note 6.

The operating results of the acquired branches subsequent to the closing are included in the Corporation's consolidated financial statements. The core deposit intangible asset will be amortized on a sum of digits basis over a period of ten years, the CD market valuation will be amortized on a straight-line basis over a two year period, and the discounted loan market valuation will be accreted to income on a straight-line basis over a five year period.

Goodwill of $4,245,000 arose in the acquisition of the HSL branches because consideration paid effectively included amounts relating to the benefit of expected synergies, revenue growth, and future market development. These benefits are not recognized separately from goodwill because they do not meet the recognition requirement for identifiable intangible assets. All goodwill arising from this acquisition is expected to be deductible for tax purposes on a straight-line basis over a 15 year period.

The excess cash in the transaction was used to increase the Bank's investment portfolio and cash balances. Going forward, excess cash will be used in the form of continued investment growth and to fund anticipated loan growth.